Staff costs (Table)	12 Months Ended
Dec. 31, 2022
Classes of employee benefits expense [abstract]
Staff costs

	2022	2021	2020
	£m	£m	£m
Performance costs	1,398	1,308	1,145
Salaries[a]	2,637	2,245	2,285
Social security costs	352	297	295
Post-retirement benefits[b]	188	181	176
Other compensation costs	205	172	208
Total compensation costs	4,780	4,203	4,109

Other resourcing costs
Outsourcing	259	136	142
Redundancy and restructuring	45	49	47
Temporary staff costs	25	17	14
Other	83	51	53
Total other resourcing costs	412	253	256

Total staff costs	5,192	4,456	4,365
Notes
a£197m (2021: £152m; 2020: £156m) of compensation was capitalised as internally generated software.
bPost-retirement benefits charge includes £140m (2021: £121m; 2020: £127m) in respect of defined contribution schemes and £48m (2021: £60m; 2020: £49m) in respect of defined benefit schemes.